Credit Quality of Financing Receivables and the Allowance for Credit Losses (Average Recorded Investments of Impaired Loans and Interest Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	¥ 84,217	¥ 113,544	¥ 171,960
Interest Income on Impaired Loans		1,291	2,381	4,441
Interest on Impaired Loans Collected in Cash		1,216	1,921	3,679
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	13,215	11,822	11,445
Interest Income on Impaired Loans		317	376	295
Interest on Impaired Loans Collected in Cash		269	273	230
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	5,090	6,286	8,004
Interest Income on Impaired Loans		176	268	231
Interest on Impaired Loans Collected in Cash		148	180	178
Consumer borrowers | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	3,970	3,368	2,453
Interest Income on Impaired Loans		69	60	38
Interest on Impaired Loans Collected in Cash		59	51	31
Consumer borrowers | Consumer - Other
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	4,155	2,168	988
Interest Income on Impaired Loans		72	48	26
Interest on Impaired Loans Collected in Cash		62	42	21
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	58,138	82,986	134,927
Interest Income on Impaired Loans		974	2,005	4,146
Interest on Impaired Loans Collected in Cash		947	1,648	3,449
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	5,117	5,975	15,897
Interest Income on Impaired Loans		7	10	234
Interest on Impaired Loans Collected in Cash		7	10	219
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	11,759	15,657	23,119
Interest Income on Impaired Loans		275	502	667
Interest on Impaired Loans Collected in Cash		275	502	667
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	13,843	22,009	38,733
Interest Income on Impaired Loans		210	417	1,154
Interest on Impaired Loans Collected in Cash		198	355	990
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	3,505	5,951	10,277
Interest Income on Impaired Loans		102	202	509
Interest on Impaired Loans Collected in Cash		99	149	343
Corporate borrowers | Other Corporate Loan
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	23,914	33,394	46,901
Interest Income on Impaired Loans		380	874	1,582
Interest on Impaired Loans Collected in Cash		368	632	1,230
Purchased loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	12,864	18,736	25,588
Interest Income on Impaired Loans		0	0	0
Interest on Impaired Loans Collected in Cash		¥ 0	¥ 0	¥ 0

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.